Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

29        Share-based payments

Management share compensation plan

On August 20, 2020, the Company approved a management share compensation plan for a period beginning on such date and ending on December 31, 2025, extendable thereafter upon approval from the Board of Directors.

The purpose of the plan is to permit executives and key employees of either the Company, or any of its subsidiaries or its affiliates acting as employers (together the “Company Group”) who are eligible to receive an annual incentive compensation consisting either of (i) a certain number of shares in the share capital of the Company or of (ii) contractual rights to receive, at a certain point in time, a certain number of Shares, thereby encouraging the employees to focus on the long term growth and its contribution to the success of the Company Group.

The plan shall be organized and implemented by an Organization and Compensation Committee of the Board of Directors.

The Committee will determine, in its sole discretion, whether Shares will be issued and allocated or rights will be granted to executives and key employees.

Shares allocated for the plan are held in treasury until they are assigned to key employees in accordance with the Management Compensation Plan.

Under the plan, executives and key employees awarded are granted shares which only vest if certain performance standards are met and are recognized as part of employee benefit costs in the period the shares are granted.

As of December 31, 2020, there were 3,200,445 shares held in treasury of which 590,000 shares have been assigned fully vested to employees on the closing share price of USD 3.05 at grant date. As of December 31, 2020, shares have not been delivered to the beneficiaries.

The value of shares granted was recognized on the grant date (grant date fair value) based on the closing share price at which the company’s shares are traded on the NYSE.

During the year ended December 31, 2020, USD 1,800 of share-based compensation was recorded in Salaries and social security contributions and as an increase in Other reserves in equity as services provided were received as consideration for the Company’s own equity instruments.